Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Summary of Financial Assets	Financial assets include the following:

	2022	2021
Debt instruments	1,295	1,004
	1,295	1,004

Summary of (losses) gain recognized in profit or loss	During the year, the following (losses)/gain were recognized in profit or loss:

	2022	2021	2020
Fair Value Movement transferred to profit and loss	(36)	(16)	9
At End of Year	(36)	(16)	9